CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accounts and notes receivable, net of allowance for credit losses | ¥	¥ 692,722		¥ 650,888
Loans receivable, net of allowance for credit losses | ¥	460,212		604,506
Current liabilities	20,248,470	$ 2,935,752	24,422,785
Non-current liabilities	¥ 1,540,104	$ 223,294	3,128,600
Common stock, par value | $ / shares		$ 0.00002
Common stock, shares authorized	5,000,000,000	5,000,000,000
VIE | Nonrecourse
Current liabilities | ¥	¥ 7,666,369		10,601,697
Non-current liabilities | ¥	¥ 215,955		¥ 262,183
Class A ordinary shares
Common stock, par value | $ / shares		$ 0.00002
Common stock, shares authorized	4,000,000,000	4,000,000,000	4,000,000,000
Common stock, shares issued	1,109,433,914	1,109,433,914	1,088,516,590
Common stock, shares outstanding	1,084,058,607	1,084,058,607	1,074,091,492
Class B ordinary Shares
Common stock, par value | $ / shares		$ 0.00002
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	117,335,863	117,335,863	117,335,836
Common stock, shares outstanding	112,895,380	112,895,380	108,542,356